Equity Method Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2013 Teekay Corporation [Member]	Dec. 31, 2013 Odebrecht Oil And Gas Sa [Member] Teekay Corporation [Member]	Jun. 30, 2013 Odebrecht Oil And Gas Sa [Member] Teekay Corporation [Member] FPSO Units [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%		50.00%
Investment in joint venture	$ 52,120		$ 52,120